Debt - Credit Agreement and Senior Secured Credit Facility Narrative (Details) - USD ($)	May 26, 2020	Nov. 15, 2019	Nov. 05, 2019	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Dividend Declared
Line of Credit Facility [Line Items]
Dividends		$ 188,700,000	$ 275,000,000.0
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 75,000,000.0
Commitment fee percentage			0.15%
Line of Credit | Revolving Credit Facility | LIBOR
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate			4.00%
Line of Credit | Revolving Credit Facility | Base Rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate			3.00%
Line of Credit | Secured Debt
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				$ 425,000,000.0
Debt instrument, face amount			$ 425,000,000.0
Interest fund			68,000,000.0
Unamortized debt discount			$ 8,500,000	$ 6,516,000	$ 7,367,000	$ 0
Debt instrument, periodic payment, percent			1.00%
Repayments of debt	$ 100,000,000.0
Line of Credit | Secured Debt | LIBOR
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate			6.00%
Line of Credit | Secured Debt | Base Rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate			5.00%
Senior Notes
Line of Credit Facility [Line Items]
Debt instrument, face amount			$ 500,000,000.0
Credit Agreement | Line of Credit
Line of Credit Facility [Line Items]
Long-term debt, term							2 years
Senior Secured Credit Facility | Senior Notes
Line of Credit Facility [Line Items]
Long-term debt, term			5 years		5 years